Taxes (Disclosure of detailed information about temporary differences between the carrying values) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Major components of tax expense (income) [abstract]
Net operating losses	$ 4,437,822	$ 0
Investment HB2 Member Units	(7,270,037)	0
Deferred tax liabilities	$ 2,832,215	$ 0